Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Distillate International Fundamental Stability & Value ETF
Shareholder Report [Line Items]
Fund Name	Distillate International Fundamental Stability & Value ETF
Class Name	Distillate International Fundamental Stability & Value ETF
Trading Symbol	DSTX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Distillate International Fundamental Stability & Value ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Distillate International Fundamental Stability & Value ETF	$28	0.55%
[1]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 46,044,264
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 113,798
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$46,044,264
Number of Holdings	101
Net Advisory Fee	$113,798
Portfolio Turnover	52%
30-Day SEC Yield	2.11%
30-Day SEC Yield Unsubsidized	2.11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of Net Assets)
Sanofi SA	2.2%
America Movil SAB de CV	2.0%
British American Tobacco PLC	2.0%
Canadian Natural Resources Ltd.	1.5%
JD.com, Inc.	1.5%
Vinci SA	1.5%
Roche Holding AG	1.5%
Cie de Saint-Gobain SA	1.5%
Kia Corp.	1.5%
Grupo Mexico SAB de CV	1.4%
Geographic Breakdown (% of Net Assets)
Sector Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/
Distillate Small/Mid Cash Flow ETF
Shareholder Report [Line Items]
Fund Name	Distillate Small/Mid Cash Flow ETF
Class Name	Distillate Small/Mid Cash Flow ETF
Trading Symbol	DSMC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Distillate Small/Mid Cash Flow ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Distillate Small/Mid Cash Flow ETF	$28	0.55%
[2]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 119,816,564
Holdings Count | $ / shares	151
Advisory Fees Paid, Amount	$ 315,646
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$119,816,564
Number of Holdings	151
Net Advisory Fee	$315,646
Portfolio Turnover	60%
30-Day SEC Yield	1.13%
30-Day SEC Yield Unsubsidized	1.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of Net Assets)
APA Corp.	2.0%
HF Sinclair Corp.	1.9%
Versant Media Group, Inc.	1.8%
Antero Resources Corp.	1.6%
Chord Energy Corp.	1.5%
TD SYNNEX Corporation	1.2%
Alpha Metallurgical Resources, Inc.	1.1%
CVR Energy, Inc.	1.1%
Peabody Energy Corporation	1.1%
Mosaic Co.	1.1%
Sector Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/
Distillate U.S. Fundamental Stability & Value ETF
Shareholder Report [Line Items]
Fund Name	Distillate U.S. Fundamental Stability & Value ETF
Class Name	Distillate U.S. Fundamental Stability & Value ETF
Trading Symbol	DSTL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Distillate U.S. Fundamental Stability & Value ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Distillate U.S. Fundamental Stability & Value ETF	$20	0.40%
[3]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 1,796,795,858
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 3,605,303
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,796,795,858
Number of Holdings	101
Net Advisory Fee	$3,605,303
Portfolio Turnover	36%
30-Day SEC Yield	1.29%
30-Day SEC Yield Unsubsidized	1.29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of Net Assets)
AbbVie, Inc.	3.0%
Merck & Co., Inc.	2.8%
Salesforce, Inc.	2.1%
T-Mobile US, Inc.	2.0%
Comcast Corp.	1.8%
Uber Technologies, Inc.	1.8%
Booking Holdings, Inc.	1.8%
QUALCOMM, Inc.	1.7%
Accenture PLC	1.6%
Adobe, Inc.	1.6%
Sector Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized